Notes to consolidated cash flow statement- Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes To Consolidated Cash Flow Statement [Line Items]
Business combinations	€ 12,538	€ 13,301	€ 5,891
Business combinations	8,424	5,859	4,561
Gross carrying amount
Notes To Consolidated Cash Flow Statement [Line Items]
Additions	196,121	141,995	€ 137,781
Business combinations	1,014	20,599
Business combinations	€ 8,280	€ 127,086